Submission	May 14, 2025
Submission [Line Items]
Central Index Key	0000314489
Registrant Name	FIRST BUSEY CORP /NV/
Registration File Number	333-274620
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES